Derivatives and Hedging (Details 2) - USD ($) $ in Thousands	Oct. 25, 2015	Oct. 26, 2014
Derivatives fair value
Asset Derivatives, Other current assets	$ 553	$ (8,062)
Derivatives designated as hedges | Commodity contracts | Other current assets
Derivatives fair value
Asset Derivatives, Other current assets	305	(7,124)
Derivatives not designated as hedges | Commodity contracts | Other current assets
Derivatives fair value
Asset Derivatives, Other current assets	$ 248	$ (938)